Property, Plant and Equipment (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment (Details) [Line Items]
Depreciation expense	$ 1,106,263	$ 1,175,108
Invested improvements	5,500	15,600
Construction in progress	27,100
Additional cost			$ 4,000
Impairment charge	130,700
Lorain Ohio facility [Member]
Property, Plant and Equipment (Details) [Line Items]
Fair value					$ 2,701
USD [Member]
Property, Plant and Equipment (Details) [Line Items]
Net book value		$ 54,600
USD [Member] | Lorain Ohio facility [Member]
Property, Plant and Equipment (Details) [Line Items]
Electric arc furnace and auxiliar facilities expenses				$ 158,800
Labor and capitalized indirect expenses				$ 45,400
Net book value	$ 61,700		$ 40,300
Fair value						$ 130,700